Loans and Allowance for Credit Losses - Loans by Portfolio Class and Internal Credit Quality Rating (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans by origination year
Total loans	$ 379,832	$ 373,835
Total outstanding commitments	792,471	778,392
Modified loans	4,423	3,726
Loans purchased from GNMA mortgage pools
Loans by origination year
Modified loans	1,915	1,839
Pass
Loans by origination year
Total loans	369,052	361,687
Total outstanding commitments	778,155	762,869
Total Criticized
Loans by origination year
Total loans	10,780	12,148
Total outstanding commitments	14,316	15,523
Special Mention
Loans by origination year
Total loans	2,424	3,564
Total outstanding commitments	3,875	5,053
Classified
Loans by origination year
Total loans	8,356	8,584
Total outstanding commitments	10,441	10,470
Residential mortgages | Pass | Loans purchased from GNMA mortgage pools
Loans by origination year
Loans 90 days or more past due	2,300	2,000
Modified loans	1,400	1,200
Commercial | Commercial
Loans by origination year
Originated in 2024/ 2023	59,115	44,706
Originated in 2023/2022	19,865	40,982
Originated in 2022/2021	20,319	9,490
Originated in 2021/2020	4,829	3,332
Originated in 2020	2,873
Originated prior to 2020	4,158
Originated prior to 2020		5,542
Revolving	28,325	27,829
Total loans	139,484	131,881
Modified loans	605	365
Commercial | Commercial | Pass
Loans by origination year
Originated in 2024/ 2023	57,578	43,023
Originated in 2023/2022	19,128	40,076
Originated in 2022/2021	19,718	9,219
Originated in 2021/2020	4,677	3,169
Originated in 2020	2,737
Originated prior to 2020	4,075
Originated prior to 2020		5,303
Revolving	27,344	26,213
Total loans	135,257	127,003
Commercial | Commercial | Total Criticized
Loans by origination year
Originated in 2024/ 2023	1,537	1,683
Originated in 2023/2022	737	906
Originated in 2022/2021	601	271
Originated in 2021/2020	152	163
Originated in 2020	136
Originated prior to 2020	83
Originated prior to 2020		239
Revolving	981	1,616
Total loans	4,227	4,878
Commercial | Commercial | Special Mention
Loans by origination year
Originated in 2024/ 2023	503	827
Originated in 2023/2022	173	274
Originated in 2022/2021	231	117
Originated in 2021/2020	60	92
Originated in 2020	68
Originated prior to 2020	8
Originated prior to 2020		30
Revolving	169	362
Total loans	1,212	1,702
Commercial | Commercial | Classified
Loans by origination year
Originated in 2024/ 2023	1,034	856
Originated in 2023/2022	564	632
Originated in 2022/2021	370	154
Originated in 2021/2020	92	71
Originated in 2020	68
Originated prior to 2020	75
Originated prior to 2020		209
Revolving	812	1,254
Total loans	3,015	3,176
Commercial | Commercial real estate
Loans by origination year
Originated in 2024/ 2023	11,685	11,519
Originated in 2023/2022	6,015	13,354
Originated in 2022/2021	10,621	10,120
Originated in 2021/2020	6,811	3,935
Originated in 2020	3,120
Originated prior to 2020	8,458
Originated prior to 2020		11,836
Revolving	2,146	2,689
Revolving converted to term	3	2
Total loans	48,859	53,455
Modified loans	1,220	717
Commercial | Commercial real estate | Pass
Loans by origination year
Originated in 2024/ 2023	9,652	8,848
Originated in 2023/2022	5,213	11,831
Originated in 2022/2021	9,047	9,235
Originated in 2021/2020	6,515	3,797
Originated in 2020	2,954
Originated prior to 2020	7,868
Originated prior to 2020		10,759
Revolving	2,078	2,613
Revolving converted to term	3	2
Total loans	43,330	47,085
Commercial | Commercial real estate | Total Criticized
Loans by origination year
Originated in 2024/ 2023	2,033	2,671
Originated in 2023/2022	802	1,523
Originated in 2022/2021	1,574	885
Originated in 2021/2020	296	138
Originated in 2020	166
Originated prior to 2020	590
Originated prior to 2020		1,077
Revolving	68	76
Revolving converted to term	0	0
Total loans	5,529	6,370
Commercial | Commercial real estate | Special Mention
Loans by origination year
Originated in 2024/ 2023	261	465
Originated in 2023/2022	42	382
Originated in 2022/2021	661	500
Originated in 2021/2020	100	51
Originated in 2020	29
Originated prior to 2020	119
Originated prior to 2020		458
Revolving	0	6
Revolving converted to term	0	0
Total loans	1,212	1,862
Commercial | Commercial real estate | Classified
Loans by origination year
Originated in 2024/ 2023	1,772	2,206
Originated in 2023/2022	760	1,141
Originated in 2022/2021	913	385
Originated in 2021/2020	196	87
Originated in 2020	137
Originated prior to 2020	471
Originated prior to 2020		619
Revolving	68	70
Revolving converted to term	0	0
Total loans	4,317	4,508
Consumer | Residential mortgages
Loans by origination year
Originated in 2024/ 2023	10,291	9,739
Originated in 2023/2022	8,775	29,163
Originated in 2022/2021	28,527	36,381
Originated in 2021/2020	34,729	14,782
Originated in 2020	13,764
Originated prior to 2020	22,727
Originated prior to 2020		25,464
Revolving	0	1
Total loans	118,813	115,530
Modified loans	119	280
Consumer | Residential mortgages | Pass
Loans by origination year
Originated in 2024/ 2023	10,291	9,734
Originated in 2023/2022	8,764	29,146
Originated in 2022/2021	28,484	36,365
Originated in 2021/2020	34,694	14,773
Originated in 2020	13,748
Originated prior to 2020	22,463
Originated prior to 2020		25,202
Revolving	0	1
Total loans	118,444	115,221
Consumer | Residential mortgages | Total Criticized
Loans by origination year
Originated in 2024/ 2023	0	5
Originated in 2023/2022	11	17
Originated in 2022/2021	43	16
Originated in 2021/2020	35	9
Originated in 2020	16
Originated prior to 2020	264
Originated prior to 2020		262
Revolving	0	0
Total loans	369	309
Consumer | Residential mortgages | Special Mention
Loans by origination year
Originated in 2024/ 2023	0	0
Originated in 2023/2022	0	0
Originated in 2022/2021	0	0
Originated in 2021/2020	0	0
Originated in 2020	0
Originated prior to 2020	0
Originated prior to 2020		0
Revolving	0	0
Total loans	0	0
Consumer | Residential mortgages | Classified
Loans by origination year
Originated in 2024/ 2023	0	5
Originated in 2023/2022	11	17
Originated in 2022/2021	43	16
Originated in 2021/2020	35	9
Originated in 2020	16
Originated prior to 2020	264
Originated prior to 2020		262
Revolving	0	0
Total loans	369	309
Consumer | Credit card
Loans by origination year
Total loans	30,350	28,560
Modified loans	425	350
Consumer | Credit card | Pass
Loans by origination year
Total loans	29,915	28,185
Consumer | Credit card | Total Criticized
Loans by origination year
Total loans	435	375
Consumer | Credit card | Special Mention
Loans by origination year
Total loans	0	0
Consumer | Credit card | Classified
Loans by origination year
Total loans	435	375
Consumer | Other retail
Loans by origination year
Originated in 2024/ 2023	7,401	5,188
Originated in 2023/2022	3,975	5,619
Originated in 2022/2021	4,096	10,413
Originated in 2021/2020	6,551	4,550
Originated in 2020	2,721
Originated prior to 2020	2,843
Originated prior to 2020		4,028
Revolving	13,966	13,824
Revolving converted to term	773	787
Total loans	42,326	44,409
Modified loans	139	175
Consumer | Other retail | Pass
Loans by origination year
Originated in 2024/ 2023	7,398	5,184
Originated in 2023/2022	3,966	5,607
Originated in 2022/2021	4,085	10,398
Originated in 2021/2020	6,537	4,541
Originated in 2020	2,715
Originated prior to 2020	2,828
Originated prior to 2020		4,008
Revolving	13,846	13,720
Revolving converted to term	731	735
Total loans	42,106	44,193
Consumer | Other retail | Total Criticized
Loans by origination year
Originated in 2024/ 2023	3	4
Originated in 2023/2022	9	12
Originated in 2022/2021	11	15
Originated in 2021/2020	14	9
Originated in 2020	6
Originated prior to 2020	15
Originated prior to 2020		20
Revolving	120	104
Revolving converted to term	42	52
Total loans	220	216
Consumer | Other retail | Special Mention
Loans by origination year
Originated in 2024/ 2023	0	0
Originated in 2023/2022	0	0
Originated in 2022/2021	0	0
Originated in 2021/2020	0	0
Originated in 2020	0
Originated prior to 2020	0
Originated prior to 2020		0
Revolving	0	0
Revolving converted to term	0	0
Total loans	0	0
Consumer | Other retail | Classified
Loans by origination year
Originated in 2024/ 2023	3	4
Originated in 2023/2022	9	12
Originated in 2022/2021	11	15
Originated in 2021/2020	14	9
Originated in 2020	6
Originated prior to 2020	15
Originated prior to 2020		20
Revolving	120	104
Revolving converted to term	42	52
Total loans	$ 220	$ 216